AB Tax-Aware Fixed Income Opportunities Portfolio

Portfolio of Investments

July 31, 2023 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 106.0%
Long-Term Municipal Bonds – 94.7%
Alabama – 5.8%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2023-A 5.25%, 01/01/2054	$2,000	$2,108,344
Series 2023-D 7.15% (SOFR + 1.85%), 06/01/2049(a) (b)	10,000	10,000,000
Series 2021 4.00%, 10/01/2052	1,000	987,458
Series 2022-F 5.50%, 11/01/2053	2,000	2,108,877
Black Belt Energy Gas District (Nomura Holdings, Inc.) Series 2022-A 4.00%, 12/01/2052	1,000	976,037
Black Belt Energy Gas District (Royal Bank of Canada) Series 2023-B 5.25%, 12/01/2053	4,000	4,280,209
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	110	115,789
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 5.50%, 01/01/2053	1,000	1,065,430
5.81% (SOFR + 2.42%), 01/01/2053(b)	2,000	2,049,045
Southeast Energy Authority A Cooperative District (Sumitomo Mitsui Financial Group, Inc.) Series 2023-A 5.25%, 01/01/2054	2,000	2,089,129
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	1,185	801,627

		26,581,945

Alaska – 0.4%
Alaska Housing Finance Corp. Series 2023 4.39%, 07/01/2026 (Pre-refunded/ETM)(c)	2,000	1,995,472

American Samoa – 0.0%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	135	147,944

	Principal Amount (000)	U.S. $ Value

Arizona – 1.3%
Arizona Industrial Development Authority (KIPP NYC Public Charter Schools) Series 2021-B 4.00%, 07/01/2061	$1,000	$802,091
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(c) (d) (e)	1,000	300,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(c)	100	75,058
Chandler Industrial Development Authority (Intel Corp.) Series 2022 5.00%, 09/01/2042	2,000	2,054,443
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	1,000	834,948
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.521%, 07/01/2036	1,000	739,716
Industrial Development Authority of the City of Phoenix Arizona (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	100	98,595
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(c)	250	252,712
7.00%, 11/15/2057(c)	250	251,317
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(c)	500	429,159

		5,838,039

Arkansas – 0.3%
Arkansas Development Finance Authority (Hybar LLC) Series 2023 12.00%, 07/01/2048(c)	1,300	1,346,176
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052	200	199,122

		1,545,298

California – 12.0%
Alameda Corridor Transportation Authority Series 2022-A Zero Coupon, 10/01/2049(f)	1,000	505,348
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	300	250,739

	Principal Amount (000)	U.S. $ Value

California Community Choice Financing Authority (American International Group, Inc.) Series 2023-D 5.50%, 05/01/2054	$2,000	$2,109,817
California Community Choice Financing Authority (Deutsche Bank AG) Series 2023 5.25%, 01/01/2054	4,445	4,642,466
California Community Choice Financing Authority (Goldman Sachs Group, Inc. (The)) Series 2023 5.00%, 12/01/2053	1,000	1,043,427
California Community Choice Financing Authority (Morgan Stanley) Series 2023 5.00%, 07/01/2053(g)	10,000	10,490,265
5.02% (SOFR + 1.63%), 07/01/2053(b)	2,000	1,977,690
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(c)	1,000	820,835
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(c)	250	205,209
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(c)	500	329,664
4.00%, 08/01/2046(c)	500	406,165
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(c)	1,000	659,715
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(c)	2,500	136,761
5.50%, 02/01/2040(c)	1,000	903,453
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(c)	3,000	2,987,226
7.75%, 01/01/2050(c)	590	588,441
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2040	250	257,451
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053	1,000	1,068,326

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(c)	$250	$247,765
Series 2023 5.00%, 07/01/2035(c)	1,250	1,318,944
California Pollution Control Financing Authority (San Diego County Water Authority Desalination Project Pipeline) Series 2019 5.00%, 11/21/2045(c)	1,000	1,010,344
California School Finance Authority (Classical Academy Obligated Group) Series 2022 5.00%, 10/01/2052(c)	1,000	971,911
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	1,000	1,068,925
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.25%, 12/01/2056(c)	1,000	1,000,174
City of Los Angeles CA Series 2023 5.00%, 06/27/2024	2,000	2,032,428
City of Los Angeles Department of Airports Series 2020-C 5.00%, 05/15/2039	1,000	1,063,350
Series 2022 5.25%, 05/15/2047	2,000	2,146,330
CMFA Special Finance Agency (CMFA Special Finance Agency Enclave) Series 2022-A 4.00%, 08/01/2058(c)	400	302,254
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(c)	500	328,987
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(c)	1,000	819,767
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(c)	1,000	643,273
County of Los Angeles CA Series 2023 5.00%, 06/28/2024	2,000	2,032,434

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(c)	$500	$342,039
4.00%, 05/01/2057(c)	350	240,862
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(c)	500	343,378
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(c)	400	327,745
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(c)	200	145,626
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(c)	500	409,772
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(c)	100	67,904
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(c)	500	345,298
4.00%, 07/01/2058(c)	200	138,294
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(c)	200	147,986
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(c)	300	198,375
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(c)	1,000	660,320
4.00%, 12/01/2056(c)	400	279,991

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(c)	$1,000	$732,268
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(c)	1,000	664,248
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(c)	1,000	650,870
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	905	810,290
Series 2021-B Zero Coupon, 06/01/2066	2,000	214,620
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(c)	1,000	806,022
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No. 2003-1) Series 2022 5.75%, 09/01/2052	1,000	983,652
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	1,000	1,035,256
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	200	30,301
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	1,000	197,165
University of California Series 2023-B 5.00%, 05/15/2042	1,000	1,151,159

		55,293,325

Colorado – 1.7%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	500	452,389
Centerra Metropolitan District No. 1 Series 2022 6.50%, 12/01/2053	500	504,285

	Principal Amount (000)	U.S. $ Value

City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	$615	$613,170
Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation Obligated Group) Series 2022 5.00%, 09/01/2062	1,000	930,461
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,000	751,395
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2049	100	75,879
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	250	187,176
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041	100	82,416
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group) Series 2015-B 5.00%, 09/01/2030	200	205,010
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	500	465,091
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(h)	250	185,290
E-470 Public Highway Authority Series 2021-B 3.901% (SOFR + 0.35%), 09/01/2039(b)	1,000	996,965
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	500	459,144
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	588	489,845
Pueblo Urban Renewal Authority Series 2021-B Zero Coupon, 12/01/2025(c)	260	209,885
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2022 6.50%, 12/01/2042	500	514,301
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2028	380	399,804
AGM Series 2020 5.00%, 12/01/2050	100	105,859

		7,628,365

	Principal Amount (000)	U.S. $ Value

Connecticut – 1.0%
City of New Haven CT Series 2018-A 5.50%, 08/01/2038	$615	$655,114
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2023-A 2.80%, 07/01/2048	2,200	2,154,018
State of Connecticut Series 2022-F 5.00%, 11/15/2024	1,700	1,737,878
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	100	101,992

		4,649,002

Delaware – 0.1%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust Series 2023-2 6.00%, 10/05/2040(c)	500	487,000

District of Columbia – 0.1%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	100	100,354
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	2,500	238,542

		338,896

Florida – 4.8%
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(c)	1,000	862,797
Bexley Community Development District Series 2016 4.875%, 05/01/2047	100	92,419
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 Zero Coupon, 07/01/2061(c)	2,000	130,044
5.00%, 07/01/2056(c)	1,190	1,067,753
City of Palmetto FL (Renaissance Arts and Education, Inc.) Series 2022 5.375%, 06/01/2057	1,000	1,001,879

	Principal Amount (000)	U.S. $ Value

City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2053	$1,000	$209,736
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.75%, 08/15/2055	200	172,506
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015-A 5.00%, 06/01/2028	780	802,282
County of Miami-Dade FL Aviation Revenue Series 2015-A 5.00%, 10/01/2031	265	270,577
County of Miami-Dade Seaport Department Series 2013-A 6.00%, 10/01/2038 (Pre-refunded/ETM)	5,000	5,021,524
Series 2023-A 5.25%, 10/01/2052	1,000	1,049,052
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2036	230	127,024
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2051(c)	1,000	954,130
Florida Development Finance Corp. (Assistance Unlimited, Inc.) Series 2022 6.00%, 08/15/2057(c)	350	331,601
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(c)	695	688,832
Florida Development Finance Corp. (Cornerstone Charter Academy, Inc.) Series 2022 5.00%, 10/01/2042(c)	1,000	957,136
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(c)	100	81,539
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(c)	100	98,704
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2055	1,000	951,013
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 5.75%, 06/15/2047	1,000	1,024,719

	Principal Amount (000)	U.S. $ Value

Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2052	$500	$422,686
Miami-Dade County Industrial Development Authority (AcadeMir Charter School Middle & Preparatory Academy Obligated Group) Series 2022 5.50%, 07/01/2061(c)	1,000	932,856
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	100	103,537
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042	250	217,646
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	896,740
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	200	144,471
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(c)	100	96,648
Pinellas County Industrial Development Authority Series 2019 5.00%, 07/01/2039	1,000	1,003,510
Town of Davie FL (Nova Southeastern University, Inc.) Series 2018 5.00%, 04/01/2048	530	544,196
Village Community Development District No. 13 (Village Community Development District No. 13 Phase I Series 2019 Special Assmnts) Series 2019 3.55%, 05/01/2039	605	514,270
Village Community Development District No. 15 Series 2023 5.25%, 05/01/2054(c)	100	101,260
West Palm Beach Community Redevelopment Agency (West Palm Beach Community Redevelopment Agency City Center Community Redev Area) Series 2019 5.00%, 03/01/2024	1,160	1,169,963

		22,043,050

Georgia – 4.1%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2025	145	144,464
5.00%, 07/01/2031	1,065	1,066,434

	Principal Amount (000)	U.S. $ Value

DeKalb County Housing Authority (HADC Avenues LLC) Series 2023 6.17%, 06/01/2053(c)	$1,000	$997,188
7.00%, 06/01/2041(c)	230	229,505
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(c)	1,000	965,157
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050	3,215	3,197,962
Series 2023-A 5.00%, 06/01/2053	1,000	1,034,387
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2023-B 5.00%, 07/01/2053	1,000	1,048,453
Main Street Natural Gas, Inc. (Toronto-Dominion Bank (The)) Series 2019-B 4.00%, 08/01/2049	2,000	2,003,592
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	100	104,032
Series 2022 5.50%, 07/01/2063	1,500	1,558,767
AGM Series 2023 5.00%, 07/01/2064	1,000	1,048,915
Private Colleges & Universities Authority (Emory University) Series 2023 5.00%, 09/01/2033(c)	5,000	5,733,676

		19,132,532

Guam – 0.6%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	1,000	747,361
Guam Power Authority Series 2022-A 5.00%, 10/01/2043	500	513,935
Territory of Guam Series 2019 5.00%, 11/15/2031	195	201,058
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2046	200	193,316
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 5.00%, 01/01/2029	1,000	1,040,039

		2,695,709

	Principal Amount (000)	U.S. $ Value

Illinois – 7.4%
Chicago Board of Education Series 2012-A 5.00%, 12/01/2042	$240	$235,897
Series 2012-B 5.00%, 12/01/2033	1,000	1,000,006
Series 2019-A 5.00%, 12/01/2029	100	104,994
5.00%, 12/01/2030	100	104,684
Series 2019-B 5.00%, 12/01/2033	100	104,218
Series 2021-A 5.00%, 12/01/2033	1,000	1,049,071
Series 2023 5.25%, 04/01/2040	2,000	2,152,131
5.50%, 04/01/2042	1,000	1,087,178
Chicago O’Hare International Airport Series 2015-C 5.00%, 01/01/2034	335	339,122
Series 2017-B 5.00%, 01/01/2035	725	765,228
Series 2018-A 5.00%, 01/01/2053	1,000	1,020,840
Series 2022 5.50%, 01/01/2055	5,000	5,343,045
Illinois Finance Authority (Clark-Lindsey Village Obligated Group) Series 2022-A 5.50%, 06/01/2057	1,000	894,866
Illinois Finance Authority (DePaul College Prep) Series 2023 5.625%, 08/01/2053(c)	1,000	1,011,034
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	100	87,367
Illinois Finance Authority (Lake Forest College) Series 2022-A 5.50%, 10/01/2047	1,000	1,019,775
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	77	43,407
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2035	250	254,866
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(c)	1,000	1,000,650
7.17%, 11/01/2038	100	101,595
Metropolitan Pier & Exposition Authority Series 2015-B 5.00%, 12/15/2045	600	606,881
Series 2022 4.00%, 12/15/2042	1,000	966,023

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2020 5.00%, 06/15/2042	$640	$660,292
State of Illinois Series 2010 7.35%, 07/01/2035	214	229,324
Series 2016 5.00%, 02/01/2024	375	377,495
Series 2017-D 5.00%, 11/01/2026	930	975,526
Series 2018-A 5.00%, 10/01/2027	1,000	1,062,418
Series 2019-B 5.00%, 11/01/2031	1,000	1,091,021
Series 2022-A 5.50%, 03/01/2047	1,000	1,088,950
Series 2022-C 5.50%, 10/01/2045	1,000	1,097,169
Series 2023-B 5.00%, 05/01/2033	6,000	6,695,024
Series 2023-D 5.00%, 07/01/2024	1,690	1,710,873

		34,280,970

Indiana – 1.3%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(c)	150	115,301
City of Whiting IN (BP Products North America, Inc.) Series 2023 4.40%, 11/01/2045	1,000	1,019,205
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	1,110	841,861
Indiana Finance Authority (CWA Authority, Inc.) Series 2024 5.00%, 10/01/2045(a)	1,000	1,054,728
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	100	102,265
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2021 4.00%, 11/15/2043	1,000	745,094
Series 2023-2 4.00%, 11/15/2037(a)	100	79,866
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2030	190	190,650

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2021-B 2.50%, 11/01/2030	$165	$146,148
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	1,000	928,339
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-A 5.25%, 04/01/2041(c)	1,000	787,349
Series 2021-B 4.00%, 04/01/2024	100	98,230

		6,109,036

Iowa – 1.9%
Iowa Finance Authority Series 2022-E 4.342% (SOFR + 0.80%), 01/01/2052(b)	5,000	4,950,363
Iowa Finance Authority (Iowa Finance Authority State Revolving Fund) Series 2017 5.00%, 08/01/2023	2,500	2,500,000
Iowa Finance Authority (Lifespace Communities, Inc. Obligated Group) Series 2018-A 5.00%, 05/15/2043	500	390,134
5.00%, 05/15/2048	325	241,365
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	105	94,190
4.00%, 12/01/2041	170	134,099
4.00%, 12/01/2046	115	85,726
4.00%, 12/01/2051	205	147,275

		8,543,152

Kansas – 0.1%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(c)	100	103,079
6.50%, 11/15/2042(c)	300	306,939

		410,018

Kentucky – 0.9%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2034	385	381,861
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(c)	325	316,723

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2037	$175	$181,563
Kentucky Economic Development Finance Authority (Carmel Manor, Inc.) Series 2022 4.50%, 10/01/2027	1,000	992,085
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2039	160	154,552
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	65	53,608
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	425	428,512
Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(c)	130	129,389
5.75%, 11/01/2040(c)	600	599,939
Series 2022-B 6.75%, 11/01/2040(c)	100	99,986
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	600	598,636
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2033	225	233,632

		4,170,486

Louisiana – 3.3%
City of New Orleans LA Water System Revenue Series 2014 5.00%, 12/01/2034 (Pre-refunded/ETM)	100	102,298
Louisiana Local Government Environmental Facilities & Community Development Auth (American BioCarbon CT LLC) Series 2023 1.00%, 12/01/2046(a)	10,000	9,996,503

	Principal Amount (000)	U.S. $ Value

Louisiana Local Government Environmental Facilities & Community Development Auth (Louisiana Utilities Restoration Corp. ELL System Restoration Revenue) Series 2023 5.048%, 12/01/2034	$1,000	$1,003,589
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2036	675	698,740
Louisiana Public Facilities Authority (Geo Prep Mid-City of Greater Baton Rouge) Series 2022 6.125%, 06/01/2052(c)	1,025	1,013,947
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023(i) (j)	250	2
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary Revenue) Series 2019 5.00%, 07/01/2059	1,335	1,349,892
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2043	215	218,137
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(c)	100	107,782
State of Louisiana Gasoline & Fuels Tax Revenue Series 2022-A 4.21% (SOFR + 0.50%), 05/01/2043(b)	990	971,328

		15,462,218

Maine – 0.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(c)	100	100,577

Maryland – 1.8%
Maryland Economic Development Corp. (Air Cargo Obligated Group) Series 2019 4.00%, 07/01/2044	600	526,968
Maryland Economic Development Corp. (Maryland Economic Development Corp. Morgan View & Thurgood Marshall Student Hsg) Series 2022 6.00%, 07/01/2058	1,000	1,105,236
Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	1,000	1,031,935
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2036	500	519,555

	Principal Amount (000)	U.S. $ Value

Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	$1,500	$1,708,907
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023	3,500	3,519,008

		8,411,609

Massachusetts – 0.4%
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	620	621,975
Massachusetts Development Finance Agency (Tufts Medicine Obligated Group) Series 2019-A 5.00%, 07/01/2044	1,000	982,167

		1,604,142

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044(f)	245	181,889
Series 2018 5.00%, 04/01/2038	75	75,599
Series 2021-A 5.00%, 04/01/2046	2,000	2,010,036
Series 2021-B 3.644%, 04/01/2034	200	152,488
Series 2023-A 5.25%, 05/01/2026	1,000	1,028,246
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 4.291% (LIBOR 3 Month + 0.60%), 07/01/2032(b)	1,000	944,904
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	1,000	880,920
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2013-I 5.00%, 10/15/2029 (Pre-refunded/ETM)	2,000	2,006,352
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) AGM Series 2018 4.125%, 06/30/2035	1,610	1,610,461
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	7,750	323,483

		9,214,378

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.2%
Dakota County Community Development Agency (Rosemont AH I LLLP) Series 2023 5.30%, 07/01/2028(c)	$215	$214,602
5.66%, 07/01/2041(c)	585	581,713
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	100	83,632
4.00%, 07/01/2041	100	78,037
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2051(c)	100	69,127
4.00%, 06/01/2056(c)	100	66,933

		1,094,044

Mississippi – 0.4%
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029(h)	500	490,149
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	270	202,106
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2035(c)	1,000	916,448
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	250	255,057

		1,863,760

Missouri – 0.1%
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(c)	175	151,694
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	300	225,859
Taney County Industrial Development Authority (Taney County Industrial Development Authority Lease) Series 2023 6.00%, 10/01/2049(c)	100	98,562

		476,115

	Principal Amount (000)	U.S. $ Value

Nevada – 0.4%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(c)	$2,000	$259,702
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(c)	510	475,224
State of Nevada Department of Business & Industry (DesertXpress Enterprises LLC) Series 2023 3.70%, 01/01/2050(c)	1,100	1,095,582

		1,830,508

New Hampshire – 0.0%
New Hampshire Business Finance Authority National Finance Authority Series 2022-2 0.334%, 09/20/2036	1,000	22,972

New Jersey – 3.0%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,100	925,036
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019 5.25%, 04/01/2026	1,000	1,043,768
Series 2023 5.397%, 03/01/2033	1,000	997,955
New Jersey Economic Development Authority (New Jersey-American Water Co., Inc.) Series 2023 3.75%, 11/01/2034	1,000	995,238
New Jersey Economic Development Authority (State of New Jersey) Series 2024-S 5.00%, 06/15/2026(a)	1,000	1,024,003
5.00%, 06/15/2034(a)	2,000	2,206,952
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	210	210,397
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 5.00%, 07/01/2045	100	102,211

	Principal Amount (000)	U.S. $ Value

New Jersey Health Care Facilities Financing Authority (Inspira Health Obligated Group) Series 2017-A 5.00%, 07/01/2036	$280	$291,917
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	550	577,096
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2035	340	364,044
New Jersey Turnpike Authority Series 2017-B 5.00%, 01/01/2032	540	587,891
South Jersey Transportation Authority BAM Series 2022 5.25%, 11/01/2052	1,000	1,095,975
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	3,260	3,259,687

		13,682,170

New Mexico – 0.3%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2049	1,000	817,447
Winrock Town Center Tax Increment Development District No. 1 Series 2022 3.75%, 05/01/2028(c)	771	729,113

		1,546,560

New York – 7.4%
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(c)	500	441,549
Build NYC Resource Corp. (KIPP NYC Public Charter Schools) Series 2023 5.25%, 07/01/2062	1,000	1,007,712
Hempstead Town Local Development Corp. (Evergreen Charter School, Inc.) Series 2022-A 5.50%, 06/15/2057	2,000	1,943,054
Long Island Power Authority Series 2015-A 4.12%, 05/01/2033	3,000	2,972,286
Metropolitan Transportation Authority Series 2020-A 5.00%, 11/15/2045	1,000	1,076,089
Series 2020-C 4.75%, 11/15/2045	1,000	1,017,929
5.00%, 11/15/2050	1,000	1,035,399

	Principal Amount (000)	U.S. $ Value

Series 2020-E 4.00%, 11/15/2026	$1,155	$1,169,005
Series 2021-D 3.881% (SOFR + 0.33%), 11/01/2035(b)	900	897,660
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 6.00%, 07/01/2057(c)	1,000	962,178
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	550	483,625
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2032	865	953,429
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2018 5.00%, 08/01/2023	1,000	1,000,000
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	350	49,579
New York Liberty Development Corp. (3 World Trade Center LLC) Series 2014 5.00%, 11/15/2044(c)	1,215	1,189,968
5.375%, 11/15/2040(c)	115	115,153
New York State Dormitory Authority (Garnet Health Medical Center Obligated Group) Series 2017 5.00%, 12/01/2034(c)	1,000	1,004,838
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014-A 5.00%, 02/15/2028	425	428,705
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	275	268,154
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	150	149,782
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.917%, 05/15/2040	500	367,604
Series 2022-A 5.00%, 08/15/2024	5,000	5,081,915
Series 2022-E 3.596%, 04/01/2026(g)	10,000	10,084,787

	Principal Amount (000)	U.S. $ Value

Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	$120	$95,739
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(c)	250	238,432
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(c)	100	75,205

		34,109,776

North Carolina – 0.9%
Fayetteville State University Series 2023 5.00%, 04/01/2038(c)	1,045	1,090,081
Greater Asheville Regional Airport Authority AGM Series 2023 5.25%, 07/01/2048	2,500	2,673,773
North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	500	525,781

		4,289,635

North Dakota – 0.2%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2038	1,000	887,321
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(d) (e) (h)	100	50,000

		937,321

Ohio – 4.2%
American Municipal Power, Inc. (American Municipal Power Solar Electricity Prepayment Revenue) Series 2020 4.00%, 02/15/2044	1,000	936,374
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	2,315	2,151,612
City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2047	175	177,129
Cleveland-Cuyahoga County Port Authority (Cleveland-Cuyahoga County Port Authority Flats East Bank TIF District) Series 2021 4.00%, 12/01/2055(c)	490	415,983
County of Cuyahoga OH (County of Cuyahoga OH Lease) Series 2014 5.00%, 12/01/2028	365	368,278

	Principal Amount (000)	U.S. $ Value

County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	$205	$205,397
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.125%, 12/01/2049	100	77,384
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	100	35,000
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	1,021,205
6.75%, 12/01/2052	250	255,740
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(c)	1,000	695,745
Ohio Air Quality Development Authority (Ohio Valley Electric Corp.) Series 2019 3.25%, 09/01/2029	580	546,547
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(c)	185	183,092
Ohio Higher Educational Facility Commission (Oberlin College) Series 2023 5.00%, 10/01/2032	2,000	2,325,608
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	100	95,895
University of Toledo Series 2023-B 4.435% (SOFR + 0.90%), 06/01/2036(b) (h)	10,000	9,787,850

		19,278,839

Oklahoma – 0.7%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2039	505	389,433
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.25%, 08/15/2048	1,000	970,475
5.50%, 08/15/2052	1,000	994,598
Series 2022-A 5.50%, 08/15/2044	1,000	953,309

		3,307,815

	Principal Amount (000)	U.S. $ Value

Oregon – 0.2%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.375%, 11/15/2055	$1,000	$920,497

Other – 0.4%
ARC70 II TRUST Series 2023 4.84%, 04/01/2065(h)	2,000	1,996,080

Pennsylvania – 5.3%
Allentown Neighborhood Improvement Zone Development Authority Series 2022 5.25%, 05/01/2042(c)	495	494,958
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	1,000	684,979
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	1,000	702,337
5.00%, 07/01/2054	250	213,151
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(c)	250	249,250
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	855,426
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2052	2,000	2,061,671
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	722,718
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.75%, 07/01/2035	100	81,124
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Department of Transportation) Series 2022 5.25%, 06/30/2053	1,000	1,041,502
AGM Series 2022 5.00%, 12/31/2057	1,000	1,034,199
5.75%, 12/31/2062	1,000	1,114,521

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(c)	$510	$375,178
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	1,000	973,552
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2038	100	101,087
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 4.68% (MUNIPSA + 0.70%), 11/15/2047(b)	1,000	982,647
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	200	210,466
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2054	100	96,187
Philadelphia Authority for Industrial Development (Philadelphia Performing Arts Charter School) Series 2020 5.00%, 06/15/2040(c)	1,000	999,941
Pittsburgh Water & Sewer Authority AGM Series 2023-C 1.00%, 09/01/2040(g)	10,000	10,000,283
School District of Philadelphia (The) Series 2019-A 5.00%, 09/01/2044(g)	1,350	1,416,257

		24,411,434

Puerto Rico – 4.1%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	2,600	187,266
Series 2008-B Zero Coupon, 05/15/2057	5,000	284,653
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	20	19,300
Zero Coupon, 07/01/2033	779	474,463
4.00%, 07/01/2033	2,623	2,488,973
4.00%, 07/01/2035	111	102,353
4.00%, 07/01/2037	95	85,202
4.00%, 07/01/2041	129	110,945
4.00%, 07/01/2046	134	111,898
5.375%, 07/01/2025	242	247,823
5.625%, 07/01/2027	286	300,605

	Principal Amount (000)	U.S. $ Value

5.625%, 07/01/2029	$168	$179,508
5.75%, 07/01/2031	270	294,238
Series 2022-A Zero Coupon, 11/01/2051	3,534	1,735,412
Series 2022-C Zero Coupon, 11/01/2043	5,470	2,803,142
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	115	94,687
HTA TRRB Custodial Trust Series 2022 5.25%, 07/01/2036	110	110,958
5.25%, 07/01/2041	125	125,052
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	31	31,590
Series 2020-A 5.00%, 07/01/2035(c)	500	506,097
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d) (e)	85	31,663
5.00%, 07/01/2037(d) (e)	600	223,500
Series 2008-W 5.00%, 07/01/2028(d) (e)	245	91,262
Series 2008-WW 5.375%, 07/01/2024(d) (e)	125	46,563
Series 2010-A 5.25%, 07/01/2029(d) (e)	100	37,250
5.25%, 07/01/2030(d) (e)	15	5,588
Series 2010-C 5.00%, 07/01/2024(d) (e)	25	9,313
5.25%, 07/01/2027(d) (e)	150	55,875
5.25%, 07/01/2028(d) (e)	305	113,612
Series 2010-DDD 5.00%, 07/01/2021(e) (i)	15	5,588
Series 2010-X 5.25%, 07/01/2040(d) (e)	820	305,450
5.75%, 07/01/2036(d) (e)	625	232,812
Series 2010-ZZ 5.25%, 07/01/2018(e) (i)	150	55,875
5.25%, 07/01/2024(d) (e)	40	14,900
Series 2012-A 5.00%, 07/01/2029(d) (e)	50	18,625
5.00%, 07/01/2042(d) (e)	100	37,250
5.05%, 07/01/2042	110	40,975
Series 2013-A 7.00%, 07/01/2033	100	37,250
7.00%, 07/01/2040(d) (e)	100	37,250
AGM Series 2007-V 5.25%, 07/01/2027	1,000	1,001,002
5.25%, 07/01/2031	375	374,262
Puerto Rico Highway & Transportation Authority Series 2022-A 5.00%, 07/01/2062	1,600	1,572,000

	Principal Amount (000)	U.S. $ Value

Puerto Rico Housing Finance Authority (El Mirador LLC) Series 2023 5.00%, 03/01/2027	$2,000	$2,077,049
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026(d) (e)	350	245,000
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	3	2,894
Zero Coupon, 07/01/2027	17	14,510
Zero Coupon, 07/01/2029	17	13,274
Zero Coupon, 07/01/2046	2,111	602,157
Series 2019-A 4.329%, 07/01/2040	440	414,187
5.00%, 07/01/2058	867	843,819

		18,854,920

South Carolina – 0.8%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	150	145,357
5.26%, 11/01/2032	100	96,168
5.41%, 11/01/2039	310	293,305
6.28%, 11/01/2039	100	94,276
Greenville Housing Authority/SC Series 2023 6.16%, 05/01/2063(c)	1,000	983,845
South Carolina Jobs-Economic Development Authority (FAH Pelham LLC) Series 2023-A 6.50%, 02/01/2056(c)	565	549,023
Series 2023-B 7.50%, 08/01/2047(c)	210	202,331
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(c)	100	78,541
6.50%, 06/01/2051(c)	300	224,289
South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052(f)	410	284,552
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	265	271,129
Series 2022 4.00%, 12/01/2046	329	309,930
4.00%, 12/01/2049	220	202,275

		3,735,021

	Principal Amount (000)	U.S. $ Value

Tennessee – 1.0%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	$370	$345,848
5.125%, 12/01/2042(c)	1,000	901,662
Series 2016-B Zero Coupon, 12/01/2031(c)	150	93,589
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	30	29,490
4.00%, 08/01/2038	100	97,408
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(c)	200	200,444
9.50%, 11/01/2052(c)	400	400,855
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	250	199,259
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(c) (d) (e)	135	47,250
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	215	223,440
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 Zero Coupon, 06/01/2043(c)	1,000	347,612
4.00%, 06/01/2051(c)	100	81,813
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053	1,000	1,060,656
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	200	161,952
4.25%, 12/01/2024	200	189,008

		4,380,286

	Principal Amount (000)	U.S. $ Value

Texas – 4.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	$250	$196,118
Series 2021-B 5.00%, 10/01/2050(c)	500	428,352
Arlington Higher Education Finance Corp. (BASIS Texas Charter Schools, Inc.) Series 2021 4.50%, 06/15/2056(c)	500	494,943
Arlington Higher Education Finance Corp. (Magellan School (The)) Series 2022 6.25%, 06/01/2052(c)	200	203,917
6.375%, 06/01/2062(c)	250	255,298
Austin Convention Enterprises, Inc. Series 2017-A 5.00%, 01/01/2034	500	510,781
Baytown Municipal Development District (Baytown Municipal Development District Baytown Convention Center Hotel Revenue Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(c)	400	331,647
Board of Regents of the University of Texas System Series 2016-E 5.00%, 08/15/2023	1,000	1,000,559
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(c)	500	476,769
Central Texas Regional Mobility Authority Series 2021-B 5.00%, 01/01/2046	1,000	1,047,262
City of Dallas Housing Finance Corp. (DHFC The Briscoe Apartments LLC) Series 2022 Zero Coupon, 12/01/2062(c)	4,760	336,559
6.00%, 12/01/2062	555	566,410
City of Dallas Housing Finance Corp. (DHFC The Dylan Apartments LLC) Series 2022 6.00%, 12/01/2062(c)	270	260,897
6.25%, 12/01/2054(c)	100	90,983
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	160	161,940
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,000	1,074,979

	Principal Amount (000)	U.S. $ Value

Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	$1,000	$947,256
Dallas Area Rapid Transit Series 2014-A 5.00%, 12/01/2025 (Pre-refunded/ETM)	580	592,567
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2028(c)	100	100,004
Decatur Hospital Authority Series 2021 4.00%, 09/01/2044	1,000	794,446
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 4.83% (MUNIPSA + 0.85%), 07/01/2049(b)	1,000	998,999
Hidalgo County Regional Mobility Authority Series 2022-A Zero Coupon, 12/01/2050	1,000	220,791
Series 2022-B Zero Coupon, 12/01/2042	1,400	471,764
Love Field Airport Modernization Corp. (Dallas Love Field) Series 2015 5.00%, 11/01/2032	500	512,031
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	450	438,185
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027(h)	955	951,655
New Hope Cultural Education Facilities Finance Corp. (Legacy at Midtown Park, Inc. Obligated Group) Series 2018-A 5.50%, 07/01/2054	300	229,930
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	79,234
Series 2022 4.00%, 01/01/2047	100	69,032
5.00%, 01/01/2057	200	153,778
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	1,000	900,822

	Principal Amount (000)	U.S. $ Value

Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(c)	$100	$71,282
Series 2021 2.625%, 01/01/2031(c)	300	238,709
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2025(d) (e) (k) (l)	675	118,125
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054(d) (e)	456	296,492
Texas Municipal Gas Acquisition & Supply Corp. III (Macquarie Group Ltd.) Series 2021 5.00%, 12/15/2029	1,000	1,027,829
5.00%, 12/15/2031	1,000	1,035,467
Texas Transportation Commission State Highway 249 System Series 2019 5.00%, 08/01/2057	1,000	1,007,621

		18,693,433

Utah – 0.8%
City of Salt Lake City UT Airport Revenue Series 2018-A 5.00%, 07/01/2048(g)	1,000	1,020,560
Intermountain Power Agency Series 2023 5.00%, 07/01/2041(a)	1,000	1,113,417
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	500	374,081
Utah Infrastructure Agency Series 2022 5.00%, 10/15/2046	1,000	957,617
Wohali Public Infrastructure District No. 1 (Wohali Public Infrastructure District No. 1 Assessment Area No. 1) Series 2023 7.00%, 12/01/2042(c)	200	199,973

		3,665,648

Vermont – 0.1%
Vermont Economic Development Authority (Casella Waste Systems, Inc.) Series 2022 5.00%, 06/01/2052(c)	500	501,279

	Principal Amount (000)	U.S. $ Value

Virginia – 3.0%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$427	$404,797
Atlantic Park Community Development Authority (Atlantic Park Community Development Authority District) Series 2023 6.25%, 08/01/2045(c)	615	586,098
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates (FHLMC Multifamily VRD Certificates) 2.65%, 06/15/2036(c)	375	304,223
Halifax County Industrial Development Authority (Virginia Electric and Power Co.) Series 2022 1.65%, 12/01/2041	2,000	1,948,715
Henrico County Economic Development Authority (Westminster-Canterbury Corp. Obligated Group) Series 2022 5.00%, 10/01/2047	1,000	1,015,023
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	165	154,312
Virginia College Building Authority (Marymount University) Series 2015-A 5.00%, 07/01/2045(c)	1,000	936,727
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	1,000	892,566
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2022 4.00%, 01/01/2034	2,000	2,005,228
Virginia Small Business Financing Authority (P3 VB Holdings LLC) Series 2023 8.50%, 12/01/2052(c)	430	409,098
Virginia Small Business Financing Authority (Pure Salmon Virginia, LLC) Series 2022 3.50%, 11/01/2052	4,000	3,992,273
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 7.68% (SOFR + 5.50%), 06/01/2029(b) (c)	530	511,543
8.50%, 06/01/2042(c)	615	574,604

		13,735,207

	Principal Amount (000)	U.S. $ Value

Washington – 1.5%
Pend Oreille County Public Utility District No. 1 Box Canyon Series 2018 5.00%, 01/01/2044	$280	$284,419
Port of Seattle WA Series 2015-C 5.00%, 04/01/2033	510	514,963
Series 2021 4.00%, 08/01/2040	1,000	960,076
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	1,000	981,455
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(c)	2,500	2,494,102
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2013 5.25%, 01/01/2043(c)	1,000	854,351
Series 2019-A 5.00%, 01/01/2055(c)	1,000	747,130
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044 (Pre-refunded/ETM)(c)	200	202,944

		7,039,440

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.25%, 06/01/2042(c)	250	199,263
County of Monongalia WV (Monongalia County Building Commission Development District No. 4) Series 2023 5.75%, 06/01/2043(c)	1,000	1,050,474
Monongalia County Commission Excise Tax District Series 2022-A 6.25%, 06/01/2024	250	250,971
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2023 9.00%, 06/01/2038(c)	1,000	1,001,712

		2,502,420

Wisconsin – 3.9%
DIP Loan Agreement KDC Agribusiness 12.00%, 09/14/2023(l)	284	283,986
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(c)	200	150,190

	Principal Amount (000)	U.S. $ Value

UMA Education, Inc. Series 2019 5.00%, 10/01/2025(c)	$100	$100,034
5.00%, 10/01/2027(c)	130	131,060
5.00%, 10/01/2029(c)	100	101,369
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(c)	200	200,103
Wisconsin Department of Transportation (Wisconsin Department of Transportation Vehicle Fee Revenue) Series 2024-1 5.00%, 07/01/2029(a)	2,000	2,168,924
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group) Series 2023 5.00%, 08/15/2054	1,000	1,043,598
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	100	72,128
4.00%, 01/01/2057	1,000	672,664
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	77,005
Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc. Obligated Group) Series 2022 4.00%, 09/15/2036	775	677,229
4.00%, 09/15/2041	765	622,959
4.00%, 09/15/2045	650	505,195
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(c)	100	85,893
Series 2022-A 3.875%, 12/01/2039(c)	460	391,861
Wisconsin Public Finance Authority Series 2020 5.00%, 04/01/2050 (Pre-refunded/ETM)(c)	25	28,298
Series 2022 6.00%, 02/01/2062(c)	1,000	1,014,579
Series 2023 8.00%, 07/01/2053(c)	1,000	1,001,409
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 3.75%, 06/01/2030(c)	350	312,174

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(h)	$1,000	$878,606
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	100	99,196
Wisconsin Public Finance Authority (FAH Tree House LLC) Series 2023 6.50%, 08/01/2053(c)	500	494,146
6.625%, 02/01/2046(c)	375	345,686
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2042	1,315	1,273,071
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 04/30/2023(e) (h) (i) (l)	600	78,000
Series 2023 15.00%, 04/30/2023(h) (k) (l)	175	22,750
Wisconsin Public Finance Authority (Lehigh Valley Health Network, Inc.) Series 2023 7.25%, 12/01/2042(c)	265	259,763
7.50%, 12/01/2052(c)	160	158,291
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.) Series 2017-A 5.25%, 05/15/2042(c)	130	118,272
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(c)	295	220,703
Wisconsin Public Finance Authority (North San Gabriel Municipal Utility District No. 1) Series 2023 Zero Coupon, 09/01/2029(c)	200	126,880
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	1,000	1,010,340
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2020 5.00%, 04/01/2050(c)	475	440,694
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(c)	500	331,205
Series 2022 4.00%, 06/01/2049(c)	100	69,861

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2034	$1,300	$1,210,727
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(c)	500	421,096
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2051	1,000	789,229

		17,989,174

Total Long-Term Municipal Bonds (cost $456,650,164)		437,547,517

Short-Term Municipal Notes – 11.3%
Colorado – 1.8%
Colorado Educational & Cultural Facilities Authority (Daughters of Israel, Inc.) Series 2006 4.60%, 12/01/2035(m)	2,030	2,030,000
Colorado Educational & Cultural Facilities Authority (Jewish Federation of South Palm Beach County, Inc.) Series 2008 4.60%, 02/01/2038(m)	2,000	2,000,000
Colorado Educational & Cultural Facilities Authority (Mandel Jewish Community Center of Cleveland (The)) Series 2008 4.60%, 09/01/2038(m)	1,945	1,945,000
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 4.60%, 01/01/2039(m)	2,000	2,000,000
Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group) Series 2020 3.45%, 12/01/2052(m)	340	340,000

		8,315,000

District of Columbia – 0.2%
District of Columbia (MedStar Health Obligated Group) Series 2012-A 4.05%, 08/15/2038(m)	970	970,000

	Principal Amount (000)	U.S. $ Value

Florida – 1.8%
County of Palm Beach FL (Raymond F Kravis Center for the Performing Arts, Inc. (The)) Series 2002 3.98%, 07/01/2032(m)	$2,650	$2,650,000
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2010 3.92%, 06/01/2048(m)	2,080	2,080,000
Orange County Health Facilities Authority (Nemours Foundation/Florida) Series 2013-B 3.90%, 01/01/2039(m)	3,560	3,560,000

		8,290,000

Idaho – 0.4%
Idaho Health Facilities Authority (St. Luke’s Health System Ltd. Obligated Group/ID) Series 2018-C 4.45%, 03/01/2048(m)	1,675	1,675,000

Illinois – 0.5%
Illinois Educational Facilities Authority (Lincoln Park Society (The)) Series 1999 3.55%, 01/01/2029(m)	200	200,000
Illinois Finance Authority (Illinois College) Series 2005 3.85%, 10/01/2030(m)	1,325	1,325,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005-B 3.95%, 08/01/2035(m)	385	385,000
Illinois Housing Development Authority (Steadfast Foxview LP) Series 2008 4.07%, 01/01/2041(m)	295	295,000
Village of Brookfield IL (Chicago Zoological Society (The)) Series 2008 3.90%, 06/01/2038(m)	275	275,000

		2,480,000

Indiana – 0.1%
County of Elkhart IN (Pedcor Investments-2007-CIII LP) Series 2008 4.07%, 09/01/2043(m)	430	430,000

Iowa – 0.8%
Iowa Finance Authority (Iowa Health System Obligated Group) Series 2018 4.55%, 02/15/2041(m)	3,555	3,555,000

	Principal Amount (000)	U.S. $ Value

Kentucky – 0.1%
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016-A 4.06%, 10/01/2039(m)	$235	$235,000

Louisiana – 0.9%
Louisiana Public Facilities Authority (CHRISTUS Health Obligated Group) Series 2009 3.50%, 07/01/2047(m)	2,055	2,055,000
4.00%, 07/01/2047(m)	2,000	2,000,000

		4,055,000

Maryland – 0.5%
Maryland Health & Higher Educational Facilities Authority Series 2014-A 4.00%, 04/01/2035(m)	2,300	2,300,000

Minnesota – 0.3%
City of Minneapolis MN (One Ten Grant LP) Series 1989 3.95%, 09/01/2026(m)	465	465,000
Midwest Consortium of Municipal Utilities Series 2005-B 3.85%, 10/01/2035(m)	815	815,000

		1,280,000

New Jersey – 0.6%
Essex County Improvement Authority (Jewish Community Center of MetroWest, Inc.) Series 2005 3.95%, 07/01/2025(m)	2,015	2,015,000
New Jersey Health Care Facilities Financing Authority (AHS Hospital Corp.) Series 2008-C 3.90%, 07/01/2036(m)	1,000	1,000,000

		3,015,000

New York – 0.4%
New York City Health and Hospitals Corp. Series 2008-B 4.02%, 02/15/2031(m)	750	750,000
New York City Housing Development Corp. (2 Gold LLC) Series 2008-A 4.43%, 04/15/2036(m)	900	900,000
New York City Housing Development Corp. (BCRE-90 West Street LLC) Series 2006-A 3.30%, 03/15/2036(m)	355	355,000

		2,005,000

	Principal Amount (000)	U.S. $ Value

Ohio – 0.3%
Columbus Regional Airport Authority Series 2005 3.90%, 07/01/2035(m)	$1,365	$1,365,000

Oregon – 0.6%
Oregon State Facilities Authority (PeaceHealth Obligated Group) Series 2018-A 4.45%, 08/01/2034(m)	2,900	2,900,000

Pennsylvania – 0.1%
Emmaus General Authority Series 2009-A 3.90%, 03/01/2030(m)	500	500,000

Rhode Island – 0.4%
Rhode Island Health and Educational Building Corp. (Roger Williams University) Series 2012-B 3.85%, 11/15/2038(m)	1,675	1,675,000

Virginia – 0.4%
Loudoun County Economic Development Authority (Jack Kent Cooke Foundation) Series 2012 3.90%, 06/01/2034(m)	2,050	2,050,000

Washington – 1.1%
Port of Tacoma WA Series 2019-B 4.02%, 12/01/2044(m)	2,350	2,350,000
Washington State Housing Finance Commission (Panorama/United States) Series 2008 3.95%, 04/01/2043(m)	2,575	2,575,000

		4,925,000

Total Short-Term Municipal Notes (cost $52,020,000)		52,020,000

Total Municipal Obligations (cost $508,670,164)		489,567,517

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	977	951,137
Series 2021-2, Class X 0.82%, 03/25/2035(n)	977	49,581
Series 2021-3, Class A 3.25%, 08/20/2036	243	220,172
Series 2021-3, Class X 0.77%, 08/20/2036(n)	975	52,259

	Principal Amount (000)	U.S. $ Value

Series 2019-2, Class A 4.00%, 03/20/2033	$151	$147,698
City of Fort Wayne IN Series 2022 10.75%, 12/01/2029(d) (e)	33	3
Federal Home Loan Mortgage Corp. Series 2022-ML13, Class XUS 1.00%, 09/25/2036(n)	1,188	82,953
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	276	254,619
Series 2021-1, Class X 0.726%, 12/20/2035(n)	968	45,352

		1,803,774

Non-Agency Fixed Rate CMBS – 0.7%
Arizona Industrial Development Authority Series 2019-2, Class A 3.625%, 05/20/2033	191	175,128
National Finance Authority Series 2022-2, Class X 0.674%, 10/01/2036(n)	990	49,280
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	1,971	1,946,745
Series 2020-1, Class A 4.125%, 01/20/2034	204	199,669
Series 2022-2, Class A 4.00%, 10/20/2036	990	945,429

		3,316,251

Non-Agency Floating Rate CMBS – 0.1%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.269% (SOFR + 1.05%), 11/15/2033(b) (c)	250	220,827
DBWF Mortgage Trust Series 2018-GLKS, Class A 6.423% (SOFR + 1.18%), 12/19/2030(b) (c)	275	272,405

		493,232

Total Commercial Mortgage-Backed Securities (cost $5,779,455)		5,613,257

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 0.7%
Basic – 0.0%
Red River Biorefinery LLC Series 23A 15.00%, 12/31/2023(c) (l)	5	5,000

	Principal Amount (000)	U.S. $ Value

Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(c)	$309	$237,222
DISH DBS Corp. 5.25%, 12/01/2026(c)	240	196,762
5.75%, 12/01/2028(c)	250	192,890

		626,874

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(e) (k) (l)	275	0

Consumer Cyclical - Entertainment – 0.4%
Carnival Corp. 4.00%, 08/01/2028(c)	400	355,292
Royal Caribbean Cruises Ltd. 8.25%, 01/15/2029(c)	725	757,176
Wild Rivers Water Park 8.50%, 11/01/2051(k) (l)	1,225	897,186

		2,009,654

Consumer Non-Cyclical – 0.2%
Medline Borrower LP 3.875%, 04/01/2029(c)	350	306,687
Newell Brands, Inc. 4.70%, 04/01/2026(f)	173	164,814
4.875%, 06/01/2025	18	17,413
Tower Health Series 2020 4.451%, 02/01/2050	400	184,468

		673,382

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d) (e) (l)	200	70,000

		3,384,910

Financial Institutions – 0.3%
Banking – 0.3%
Citigroup, Inc. 7.375%, 05/15/2028(o)	1,000	1,015,620
Comerica, Inc. 5.625%, 07/01/2025(o)	100	89,160
Fifth Third Bancorp Series L 4.50%, 09/30/2025(o)	100	91,497
Huntington Bancshares, Inc./OH Series F 5.625%, 07/15/2030(o)	100	91,826

		1,288,103

	Principal Amount (000)	U.S. $ Value

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(c) (o)	$225	$202,736

Total Corporates - Non-Investment Grade (cost $5,414,895)		4,875,749

CORPORATES - INVESTMENT GRADE – 0.6%
Financial Institutions – 0.4%
Banking – 0.2%
Bank of New York Mellon Corp. (The) Series H 3.70%, 03/20/2026(o)	100	90,850
JPMorgan Chase & Co. Series Q 8.884% (SOFR + 3.51%), 11/01/2023(b) (o)	350	352,061
Truist Financial Corp. Series Q 5.10%, 03/01/2030(o)	100	89,093
Wells Fargo & Co. 7.625%, 09/15/2028(o)	503	517,250
Series BB 3.90%, 03/15/2026(o)	100	89,706

		1,138,960

Finance – 0.1%
Air Lease Corp. 3.625%, 04/01/2027	600	560,220

Insurance – 0.1%
Centene Corp. 4.25%, 12/15/2027	232	218,614

		1,917,794

Industrial – 0.2%
Consumer Cyclical - Entertainment – 0.2%
YMCA of Greater New York 2.303%, 08/01/2026	1,000	907,630

Total Corporates - Investment Grade (cost $3,025,354)		2,825,424

ASSET-BACKED SECURITIES – 0.5%
Autos - Fixed Rate – 0.5%
CPS Auto Receivables Trust Series 2021-B, Class C 1.23%, 03/15/2027(c)	169	166,312
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(c)	2,000	1,984,706

		2,151,018

	Principal Amount (000)	U.S. $ Value

Other ABS - Fixed Rate – 0.0%
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(c)	$63	$61,578
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(c)	196	165,243

		226,821

Total Asset-Backed Securities (cost $2,427,281)		2,377,839

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 9.584% (SOFR + 4.51%), 01/25/2024(b)	72	73,326
Series 2014-C03, Class 2M2 8.084% (SOFR + 3.01%), 07/25/2024(b)	24	24,175
Series 2015-C02, Class 1M2 9.184% (SOFR + 4.11%), 05/25/2025(b)	29	30,249
Series 2016-C01, Class 1M2 11.934% (SOFR + 6.86%), 08/25/2028(b)	72	76,709
Series 2016-C02, Class 1M2 11.184% (SOFR + 6.11%), 09/25/2028(b)	80	84,301
Series 2017-C04, Class 2M2 8.034% (SOFR + 2.96%), 11/25/2029(b)	165	168,117

Total Collateralized Mortgage Obligations (cost $440,064)		456,877

COLLATERALIZED LOAN OBLIGATIONS – 0.0%
CLO - Floating Rate – 0.0%
THL Credit Wind River CLO Ltd. Series 2014-2A, Class AR 6.71% (SOFR + 1.40%), 01/15/2031(b) (c) (cost $217,371)	217	216,809

	Shares

COMMON STOCKS – 0.0%
Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Intelsat Emergence SA(e) (l)	2,576	52,378
Intelsat Jackson Holdings SA(e) (k) (l)	269	0

Total Common Stocks (cost $219,617)		52,378

Company	Shares	U.S. $ Value

RIGHTS – 0.0%
Intelsat Jackson Holdings SA, Series B, expiring 12/31/2049(e) (k) (l) (cost $0)	269	$0

SHORT-TERM INVESTMENTS – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.19%(p) (q) (r) (cost $565,643)	565,643	565,643

Total Investments – 109.6% (cost $526,759,844)(s)		506,551,493
Other assets less liabilities – (9.6)%		(44,317,511)

Net Assets – 100.0%		$462,233,982

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	5.00%	Quarterly	4.09%	USD	5,000	$204,920	$38,399	$166,521
CDX-NAIG Series 40, 5 Year Index, 06/20/2028*	1.00	Quarterly	0.63	USD	15,000	258,867	73,468	185,399

						$463,787	$111,867	$351,920

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,180	01/15/2025	4.028%	CPI#	Maturity	$37,137	$—	$37,137
USD	4,860	01/15/2026	3.765%	CPI#	Maturity	143,812	—	143,812
USD	3,030	01/15/2027	CPI#	3.323%	Maturity	(136,406)	—	(136,406)
USD	2,760	01/15/2027	CPI#	3.466%	Maturity	(100,050)	(2,599)	(97,451)
USD	1,340	01/15/2027	CPI#	3.320%	Maturity	(60,570)	—	(60,570)
USD	1,110	01/15/2028	1.230%	CPI#	Maturity	200,781	—	200,781
USD	650	01/15/2028	0.735%	CPI#	Maturity	140,635	—	140,635
USD	4,600	01/15/2029	CPI#	3.390%	Maturity	(127,773)	—	(127,773)
USD	3,720	01/15/2029	CPI#	3.331%	Maturity	(121,242)	—	(121,242)
USD	1,680	01/15/2030	1.714%	CPI#	Maturity	272,228	—	272,228
USD	1,680	01/15/2030	1.731%	CPI#	Maturity	269,620	—	269,620

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	1,600	01/15/2030	1.585%	CPI#	Maturity	$277,991	$—	$277,991
USD	525	01/15/2030	1.527%	CPI#	Maturity	91,831	—	91,831
USD	525	01/15/2030	1.587%	CPI#	Maturity	91,121	—	91,121
USD	1,650	01/15/2031	2.782%	CPI#	Maturity	120,457	—	120,457
USD	1,380	01/15/2031	2.680%	CPI#	Maturity	114,329	—	114,329
USD	1,100	01/15/2031	2.601%	CPI#	Maturity	99,452	—	99,452
USD	920	01/15/2031	2.989%	CPI#	Maturity	48,581	—	48,581
USD	1,990	01/15/2032	CPI#	3.448%	Maturity	3,898	—	3,898
USD	1,420	01/15/2032	CPI#	3.064%	Maturity	(57,791)	—	(57,791)

						$1,308,041	$(2,599)	$1,310,640

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	11,300	01/15/2027	1 Day SOFR	4.014%	Annual	$(133,448)	$—	$(133,448)
USD	5,000	04/15/2028	1 Day SOFR	3.616%	Annual	(106,215)	—	(106,215)
USD	9,300	04/20/2028	1 Day SOFR	3.225%	Annual	(357,864)	—	(357,864)
USD	7,700	04/30/2030	1 Day SOFR	3.837%	Annual	(1,194)	—	(1,194)
USD	7,300	04/30/2030	1 Day SOFR	3.500%	Annual	(155,526)	—	(155,526)
USD	2,200	04/30/2030	1 Day SOFR	3.075%	Annual	(106,594)	—	(106,594)
USD	5,000	04/15/2032	3.065%	1 Day SOFR	Annual	276,384	—	276,384
USD	5,000	04/15/2032	3.067%	1 Day SOFR	Annual	275,622	—	275,622

						$(308,835)	$—	$(308,835)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	290	$(60,097)	$(31,679)	$(28,418)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	562	(116,693)	(67,575)	(49,118)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	562	(116,693)	(68,752)	(47,941)
JPMorgan Securities, LLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.50	USD	965	(137,707)	14,684	(152,391)

						$(431,190)	$(153,322)	$(277,868)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	5,000	06/21/2024	MMD 5 Year^	2.970%	Maturity	$(8,742)	$—	$(8,742)
Citibank, NA	USD	2,000	01/10/2024	MMD 10 Year^	2.980%	Maturity	14,722	—	14,722
Citibank, NA	USD	2,000	03/18/2024	MMD 10 Year^	2.950%	Maturity	(7,573)	—	(7,573)
Citibank, NA	USD	2,000	04/11/2024	MMD 10 Year^	2.680%	Maturity	(63,520)	—	(63,520)
Citibank, NA	USD	2,000	05/06/2024	MMD 5 Year^	2.740%	Maturity	(21,383)	—	(21,383)
Citibank, NA	USD	5,000	05/17/2024	MMD 5 Year^	2.710%	Maturity	(63,535)	—	(63,535)
Citibank, NA	USD	5,000	05/24/2024	MMD 5 Year^	3.130%	Maturity	35,467	—	35,467
Citibank, NA	USD	2,220	10/09/2029	1.125%	SIFMA*	Quarterly	242,391	—	242,391
Morgan Stanley Capital Services LLC	USD	3,000	03/15/2024	MMD 10 Year^	3.000%	Maturity	5,011	—	5,011
Morgan Stanley Capital Services LLC	USD	2,000	03/25/2024	MMD 10 Year^	2.750%	Maturity	(47,533)	—	(47,533)

							$85,305	$—	$85,305

^	Variable interest rate based on the Municipal Market Data AAA General Obligation Scale.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2023.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2023, the aggregate market value of these securities amounted to $90,774,719 or 19.6% of net assets.

(d)	Defaulted.
(e)	Non-income producing security.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2023.
(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 3.13% of net assets as of July 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
ARC70 II TRUST Series 2023 4.84%, 04/01/2065	07/18/2023	$2,000,000	$1,996,080	0.43%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031	05/21/2021	100,000	50,000	0.01%
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041	01/01/2021	246,516	185,290	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mississippi Business Finance Corp. (Alden Group Renewable Energy Mississippi LLC) Series 2022 8.00%, 12/01/2029	12/13/2022	$493,019	$490,149	0.11%
New Hope Cultural Education Facilities Finance Corp. Series 2023 8.50%, 09/01/2027	02/03/2023	955,000	951,655	0.21%
University of Toledo Series 2023-B 4.435%, 06/01/2036	06/30/2023	10,000,000	9,787,850	2.12%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041	08/03/2021	1,000,000	878,606	0.19%
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2023 15.00%, 04/30/2023	11/10/2022	775,000	100,750	0.02%

(i)	Defaulted matured security.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 7.50%, 07/01/2023	07/31/2014	$173,772	$2	0.00%

(k)	Fair valued by the Adviser.
(l)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(m)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(n)	IO - Interest Only.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Affiliated investments.
(q)	The rate shown represents the 7-day yield as of period end.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)

As of July 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,680,093 and gross unrealized depreciation of investments was $(25,727,282), resulting in net unrealized depreciation of $(19,047,189).

As of July 31, 2023, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.6% and 0.0%, respectively.

Glossary:

ABS – Asset-Backed Securities

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

FHLMC – Federal Home Loan Mortgage Corporation

LIBOR – London Interbank Offered Rate

MMD – Municipal Market Data

MUNIPSA – SIFMA Municipal Swap Index

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

AB Tax-Aware Fixed Income Opportunities Portfolio

July 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Long-Term Municipal Bonds	$—	$437,044,656	$502,861		$437,547,517
Short-Term Municipal Notes	—	52,020,000	—		52,020,000
Commercial Mortgage-Backed Securities	—	5,613,257	—		5,613,257
Corporates - Non-Investment Grade	—	3,903,563	972,186	(a)	4,875,749
Corporates - Investment Grade	—	2,825,424	—		2,825,424
Asset-Backed Securities	—	2,377,839	—		2,377,839
Collateralized Mortgage Obligations	—	456,877	—		456,877
Collateralized Loan Obligations	—	216,809	—		216,809
Common Stocks	—	—	52,378	(a)	52,378
Rights	—	—	0	(a)	—
Short-Term Investments	565,643	—	—		565,643
Liabilities:
Floating Rate Notes(b)	(24,600,000)	—	—		(24,600,000)

Total Investments in Securities	(24,034,357)	504,458,425	1,527,425	(a)	481,951,493
Other Financial Instruments(c):
Assets:
Centrally Cleared Credit Default Swaps	—	463,787	—		463,787
Centrally Cleared Inflation (CPI) Swaps	—	1,911,873	—		1,911,873
Centrally Cleared Interest Rate Swaps	—	552,006	—		552,006
Interest Rate Swaps	—	297,591	—		297,591
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(603,832)	—		(603,832)
Centrally Cleared Interest Rate Swaps	—	(860,841)	—		(860,841)
Credit Default Swaps	—	(431,190)	—		(431,190)
Interest Rate Swaps	—	(212,286)	—		(212,286)

Total	$(24,034,357)	$505,575,533	$1,527,425	(a)	$483,068,601

(a)	The Fund held securities with zero market value at period end.

(b)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(c)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2023 is as follows:

Fund	Market Value 10/31/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$564	$173,642	$173,640	$566	$286